Prospectus Supplement

May 1, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated May 1, 2014 to the Morgan Stanley Institutional Fund Trust (the "Fund") Prospectus dated January 31, 2014 of:

Mid Cap Growth Portfolio (the "Portfolio")

Effective at the close of business on May 30, 2014, the Fund will suspend offering Class I, Class A and Class L shares of the Portfolio to new investors, except as follows. The Fund will continue to offer Class I, Class A and Class L shares of the Portfolio (1) through certain retirement plan accounts, (2) to clients of certain registered investment advisors who currently offer shares of the Portfolio in their asset allocation programs, (3) to directors and trustees of the Morgan Stanley Funds, (4) to Morgan Stanley affiliates and their employees and (5) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer Class I, Class A and Class L shares of the Portfolio to existing shareholders. The Fund may recommence offering Class I, Class A and Class L shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class I, Class A and Class L shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

  IFTMCGISSSPT-5/14

Prospectus Supplement

May 1, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated May 1, 2014 to the Morgan Stanley Institutional Fund Trust (the "Fund") Prospectus dated January 31, 2014 of:

Mid Cap Growth Portfolio (Class IS shares) (the "Portfolio")

Effective at the close of business on May 30, 2014, the Fund will suspend offering Class IS shares of the Portfolio to new investors, except as follows. The Fund will continue to offer Class IS shares of the Portfolio (1) through certain retirement plan accounts, (2) to clients of certain registered investment advisors who currently offer shares of the Portfolio in their asset allocation programs, (3) to directors and trustees of the Morgan Stanley Funds, (4) to Morgan Stanley affiliates and their employees and (5) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer Class IS shares of the Portfolio to existing shareholders. The Fund may recommence offering Class IS shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class IS shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

  IFTMCGSPT-5/14